AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 1999

                              SECURITIES AND EXCHANGE COMMISSION
                                      WASHINGTON, D.C. 20549

                                           FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                           /X/
Pre-Effective Amendment No.                                      /  /
Post-Effective Amendment No. ___                                 /  /
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                   /X/
Amendment No.                                                   /  /
(Check appropriate box or boxes)

                                     whatifi Funds

                (Exact name of Registrant as specified in charter)

                                   790 Eddy Street
                               San Francisco, CA 94109
                      (Address of Principal Executive Offices)

          Registrant's Telephone Number, including Area Code: (415) 929-5960 whatifi Asset Management, Inc.
                                     790 Eddy Street
                                San Francisco, CA 94109
                        (Name and address of agent for service)


Please send copies of all communications to:

   David M. Leahy, Esq.                         Ms. Monica Chandra
   Sullivan & Worcester LLP                     whatifi Asset Management, Inc.
   1025 Connecticut Avenue, N.W.                790 Eddy Street
   Washington, DC  20036                        San Francisco, California 94109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

______            Immediately upon filing pursuant to paragraph (b)

______            on (date) pursuant to paragraph (b)

______            60 days after filing pursuant to paragraph (a)(1)

______            75 days after filing pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment. |_|


                                    whatifi FUNDS

                              whatifi S&P 500 INDEX FUND

                         whatifi EXTENDED MARKET INDEX FUND

                          whatifi INTERNATIONAL INDEX FUND

                                whatifi BOND INDEX FUND

                               whatifi MONEY MARKET FUND

                                                 TABLE OF CONTENTS
                                                                            PAGE
PLEASE READ THIS PROSPECTUS..................................................

WHO CAN INVEST IN THE FUNDS?.................................................

WHAT IS THE INVESTMENT PHILOSOPHY BEHIND THE whatifi FUNDS?..................

WHAT IS INDEXING.............................................................

WHY INVEST IN INDEX FUNDS?...................................................

WHAT IS A MASTER-FEEDER STRUCTURE?...........................................

Whatifi CHOSE TO EMPLOY A MASTER/FEEDER STRUCTURE IN ORDER TO
OFFER INVESTORS LEADING EDGE ONLINE PRODUCTS AND SERVICES IN
COMBINATION WITH THE COST-EFFICIENCY AND SECURITY OF AN
ESTABLISHED FUND ADVISER LIKE BGFA...........................................

WHAT FUNDS DOES whatifi OFFER?...............................................

WHAT DOES IT MEAN TO DESCRIBE A FUND AS LARGE-CAP,
MID-CAP OR SMALL-CAP?........................................................

FUND PROFILES................................................................

         - -whatifi S&P 500 INDEX FUND.......................................

         - -whatifi EXTENDED MARKET INDEX FUND...............................

         - -whatifi INTERNATIONAL INDEX FUND.................................

         - -whatifi BOND INDEX FUND..........................................

         - -whatifi MONEY MARKET FUND........................................


MORE INFORMATION ON THE FUNDS................................................

THE FUNDS' MANAGEMENT........................................................

THE FUNDS' STRUCTURE.........................................................

PRICING OF FUND SHARES.......................................................

HOW TO BUY AND SELL SHARES OF THE whatifi FUNDS..............................

BUYING A DIVIDEND............................................................

DIVIDENDS, AND OTHER DISTRIBUTIONS...........................................

TAX CONSEQUENCES.............................................................

GLOSSARY (INSIDE BACK COVER).................................................

MORE INFORMATION.............................................................


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS

This Prospectus discusses the investment objective, risks, and strategies of each of the five whatifi Funds. There are currently four whatifi Index Funds and the whatifi Money Market Fund. Reading the prospectus will help you to determine which Funds, if any, in which you would like to invest. Please keep this prospectus for future reference.

WHO CAN INVEST IN THE FUNDS?

The Funds described in this Prospectus were created for online investors with a long-term investing outlook. To purchase shares of a Fund, please follow the instructions on our website, www.whatifi.com. You will also need to complete a whatifi Funds Account Application and follow the instructions under "How to Buy and Sell Shares" further on in this Prospectus.

In order to invest in the Funds, you must consent to receive all information about the Funds electronically, both to open an account and during the time you own shares of a Fund. If you revoke this consent, fail to maintain an e-mail account, or close your account, the Funds may, to the extent permitted by the federal securities laws, redeem your shares, and prohibit any additional investments by you in the Funds. This would also preclude the reinvestment of dividends.*

WHAT IS THE INVESTMENT PHILOSOPHY BEHIND THE whatifi FUNDS?

We believe that optimal performance is closely aligned with a practical, long-term and cost-effective approach to investing. The Funds described in this Prospectus were created for the intelligent online investor. In combination, they allow for diversification across different asset classes and, due to their indexing orientation, cost-effective investing. We do not believe in gimmicks, stock picking, market timing or day trading. We believe that sound, long-term investing strategies win the day and look forward to catering to online investors who share our view.

WHAT IS INDEXING?

Index funds are often described as "passively managed" in that the portfolio manager looks to the underlying index to determine which securities the fund should own. For example, in the case of the whatifi S&P 500 Index Fund, the underlying index is the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The alternative is an "actively managed" approach where investment decisions relating to
--------
* The staff of the Securities and Exchange Commission (the "Staff") have informally indicated their view that the Funds may not involuntarily redeem your shares if you revoke your consent to receive shareholder documents electronically or fail to maintain an e-mail account. If the Staff's position on this issue changes, the Funds intend to involuntarily redeem shares under such circumstances.

the fund's holdings are based upon the particular methodologies and judgments of a portfolio manager.

WHY INVEST IN INDEX FUNDS?

Index funds appeal to many investors for a number of reasons:

     - - Diversification. Index funds generally invest in a diversified mix of companies and industries.

- - Relative consistency. Index funds typically match the performance of relevant market benchmarks more closely than comparable actively managed funds do.

- - Low cost. Index funds do not have many of the expenses of an actively managed fund -- such as research -- and keep trading activity, and thus operating expenses to a minimum.

- - Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate -- and thus its realization of taxable capital gains -- is usually very low.

WHAT IS A MASTER/FEEDER FUND STRUCTURE?

The whatifi Funds are feeder funds investing all of their assets in a corresponding master fund. A master/feeder structure is a two-tier structure that consists of a master portfolio investing in securities, and a feeder fund investing in the master portfolio. Barclays Global Fund Advisors ("BGFA") serves as the investment adviser to each of the master portfolios in which the Funds invest. BGFA is a subsidiary of Barclays Global Investors, N.A., the world's largest institutional investment adviser. As of November 30, 1999, BGFA and its affiliates provided investment advisory services for over 681.4 billion of assets.

Whatifi CHOSE TO EMPLOY A  MASTER/FEEDER  STRUCTURE IN ORDER TO OFFER  INVESTORS
LEADING   EDGE  ONLINE   PRODUCTS   AND   SERVICES  IN   COMBINATION   WITH  THE
COST-EFFICIENCY AND SECURITY OF AN ESTABLISHED FUND ADVISER LIKE BGFA

Since the investment characteristics and investment risks of the Funds are aligned with those of each Fund's corresponding master portfolio, the following discussion regarding each Fund's investment objective, policies and risks also includes a description of the investment objective, policies and risks associated with the investments of each corresponding master portfolio. Each Fund's performance will correspond to the performance of the related master portfolio. Like all mutual funds, each Fund is subject to investment risks. You may lose money if you invest in the Funds.

WHAT FUNDS DOES whatifi OFFER?

whatifi offers three stock index funds, a bond index fund, and a money market fund. This prospectus provides information about the whatifi Index Funds as well as the whatifi Money Market Fund. Each Fund seeks to track a different segment of the U.S.
and international markets:


FUND                                                       SEEKS TO TRACK
whatifi S&P 500 Index Fund                                 Large-cap stocks via the S&P 500 Index
whatifi Extended Market Index Fund                         Mid- and small-cap stocks via the
                                                           Wilshire 4500 Index
whatifi International Index Fund                           Selected international stocks via the
                                                           Morgan Stanley Capital International
                                                           ("MSCI") EAFE Free Index
whatifi Bond Index Fund                                    Selected U.S. Government and corporate
                                                           bonds via the Lehman Brothers
                                                           Government/Corporate Bond Index

whatifi                                                    Money   Market   Fund
                                                           Provide  shareholders
                                                           with a high  level of
                                                           current  income,   at
                                                           the     same     time
                                                           preserving    capital
                                                           and   liquidity,   by
                                                           investing in
                                                           high-quality
                                                           short-term
                                                           investments.


WHAT DOES IT MEAN TO DESCRIBE A FUND AS LARGE-CAP, MID-CAP OR SMALL CAP?

In general, whatifi defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $10 billion. Mid-cap funds hold stocks of companies with a market value between $1 billion and $10 billion. Small-cap funds typically hold stocks of companies with a market value of less than $1 billion.

FUND PROFILES

This prospectus contains profiles that summarize key features of each Fund. Following the profiles, you will find important additional information about the Funds in this prospectus as well as in the Funds' Statement of Additional Information (the "SAI").

FUND PROFILE -- whatifi S&P 500 INDEX FUND

The following profile summarizes important aspects of the whatifi S&P 500 Index Fund.

INVESTMENT OBJECTIVE

The Fund is a large capitalization fund. Its goal is to track the total return of the S&P 500 Index. The S&P 500 Index includes the common stocks of 500 leading U.S.
companies from a broad range of industries.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index*. The Fund does not invest directly in a portfolio of securities. The Fund seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio ("S&P 500 Portfolio"), a series of Master Investment Portfolios ("MIP"), a registered open-end management investment company advised by BGFA. The S&P 500 Portfolio invests at least 90% of its assets in the stocks comprising the S&P 500 Index.

PRIMARY RISKS

The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The Fund is also subject to investment style risk, which is the risk that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better (or worse) than the stock market in general. These periods can and have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the annual returns of the Fund and how its performance has varied from year to year**. The average annual return tables compare the Fund's
--------
* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Adviser for use in connection with the S&P 500 Fund. The S&P 500 Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P 500 Fund. ** The Fund did not offer shares to the public prior to February __, 2000. The Fund's annual returns are based on the annual returns of each corresponding Master Portfolio, but have not been adjusted to account for expenses payable at the Fund level. As a result, the annual returns for the Fund would have been lower than those shown above because the Fund has higher expenses than its corresponding portfolios.

average annual return with the return of the corresponding index for one and five years and since inception. The performance of the Fund in the past is not necessarily an indication of its future performance.

S&P 500 Index Fund

1994                       0.98%            1997                       33.27%
1995                       37.35%           1998                       28.61%
1996                       22.82%           1999                       [____%]

S&P 500 Index Fund Average Annual Total Returns (As of December 31, 1999)


                                                  One Year             Five Years           Since July 2, 1993
S&P 500 Index Fund                                _____%               _____%               _____%
S&P 500 Index                                     _____%               _____%               _____%


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ended _____________ and the lowest return for a quarter was ____% (quarter ended _______________).


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those estimated to be incurred in the Fund's first fiscal year ending December 31, 2000.

Shareholder Fees (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                             _____

Transaction Fees on Purchases:                                        _____

Sales Charge (Load) Imposed on Reinvested Dividends:                  _____

Redemption Fees:                                                      _____

Exchange Fees:                                                        _____


Annual Fund Operating Expenses (expenses deducted from the Fund's assets)

Management Expenses:                                                  0.__%

12b-1 Distribution Fees:                                              None

Other Expenses:                                                       0.__%

Total Annual Fund Operating Expenses:                                 0.__%

Fee Waiver and Expense Reimbursement*                                 0.__%

Net Operating Expenses

------------------
* The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive a percentage of its investment advisory fee received from the Funds. The expense limitation and reimbursement agreement is in effect for an initial term of one year and will be renewed thereafter automatically for one year terms on an annual basis. The agreement can be changed, terminated or not renewed by either party only upon providing thirty days' prior notice.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


One Year                          Three Years                  Five Years              Ten Years
$-------                          $-------                     $-------                $-------


THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS

Dividends, if any, are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December.

INVESTMENT ADVISER

whatifi Asset Management, Inc., San Francisco, California


SUITABLE FOR IRAS

Yes

MINIMUM INITIAL INVESTMENT

To be supplied by amendment


FUND PROFILE -- whatifi EXTENDED MARKET INDEX FUND

The following profile summarizes important aspects of whatifi Extended Market Index Fund.

INVESTMENT OBJECTIVE

The Fund is a mid to small cap fund. Its goal is to track the total return of the Wilshire 4500 Equity Index.* The Wilshire 4500 contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Equity Index. The Fund does not invest directly in a portfolio of securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Extended Index Portfolio (the "Extended Index Portfolio"), a series of MIP. The weightings of the Wilshire 4500 Index are based on each stock's relative total market capitalization (i.e. its market price times the number of shares outstanding). The Extended Index Portfolio invests in a representative sample of these securities. Unlike the S&P 500 Index Portfolio, which invests at least 90% of its assets in the stocks comprising the S&P 500 Index, the Extended Index Portfolio invests in a representative sample of the over 6,500 stocks in the Wilshire 4500 Index. Securities are selected for investment by the Extended Index Portfolio in accordance with their capitalization, industry sector and valuation among other factors.

PRIMARY RISKS

The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the annual returns of the Fund and how its performance has varied from year to year.* The average annual return tables compare the Fund's average annual return with the return of the corresponding index for one and five years and since inception. The performance of the Fund in the past is not necessarily an indication of its future performance.


Extended Market Index Fund

         1994              ___%             1997              ___%
         1995              ___%             1998              ___%
         1996              ___%             1999              ___%


Extended  Market  Index Fund Average  Annual  Total  Returns (As of December 31,
1999)


                                              One Year              Five Years          Since July 2, 1993
Extended Market Index Fund                    ___%                  ___%                ___%
Wilshire 4500 Index                           ___%                  ___%                ___%


During the period shown in the bar chart, the highest return for a calendar
--------
* The Fund did not offer shares to the public prior to February __, 2000. The Fund's annual returns are based on the annual returns of each corresponding Master Portfolio, but have not been adjusted to account for expenses payable at the Fund level. As a result, the annual returns for the Fund would have been lower than those shown above because the Fund has higher expenses than its corresponding portfolios.

quarter was ____% (quarter ended ___________) and the lowest return for a quarter was ____% (quarter ended September 30, 1990).


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those estimated to be incurred in the Fund's first fiscal year ending December 31, 2000.

Shareholder Fees (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                       _____

Transaction Fees on Purchases:                                  _____

Sales Charge (Load) Imposed on Reinvested Dividends:            _____

Redemption Fees:                                                _____

Exchange Fees:                                                  _____


Annual Fund Operating Expenses (expenses deducted from the Fund's assets)

Management Expenses:                                            0.__%

         12b-1 Distribution Fees:                               None
         Other Expenses:                                        0.__%

Total Annual Fund Operating Expenses:                           0.__%

Fee Waiver and Expense Reimbursement*                           0.__%

Net Operating Expenses                                          0.__%

----------------
* The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive a percentage of its investment advisory fee received from the Funds. The expense limitation and reimbursement agreement is in effect for an initial term of one year and will be renewed thereafter automatically for one year terms on an annual basis. The agreement can be changed, terminated or not renewed by either party only upon providing thirty days' prior notice.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



One Year                          Three Years                  Five Years              Ten Years
$-------                          $-------                     $-------                $-------


THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS

Dividends, if any, are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December.

INVESTMENT ADVISER

whatifi Asset Management Inc., San Francisco, California

SUITABLE FOR IRAS

Yes

MINIMUM INITIAL INVESTMENT

[To be supplied by amendment]

FUND PROFILE -- whatifi INTERNATIONAL INDEX FUND

The following profile summarizes important aspects of whatifi International Index Fund.

INVESTMENT OBJECTIVE

The Fund is an international market fund that broadly represents the performance of foreign markets. Its goal is to track the performance of the Morgan Stanley Capital

International  ("MSCI"),  Europe,  Australia,  Far East Free  Index  (the  "EAFE
Index")*. The EAFE Index tracks securities of companies located in Europe, Australia and the Far East.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the EAFE index. The EAFE Index is made up of stocks of companies located in 15 western European countries, Australia, New Zealand, Hong Kong, Japan, Malaysia and Singapore. The International Portfolio invests in a representative sample of these securities. Securities are selected for investment by the Portfolio in accordance with their capitalization, industry sector, and valuation, among other factors.

The Fund employs a passive management strategy designed to track the performance of the EAFE Index. The Fund seeks to achieve its investment objective by investing all of its assets in the International Index Portfolio (the "International Portfolio"), a series of MIP. The International Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks included in the EAFE Index.

Under normal market conditions, at least 90% of the value of the International Portfolio's total assets will be invested in securities comprising the EAFE Index. The International Portfolio attempts to achieve in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the EAFE Index.

PRIMARY RISKS

The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. The Fund is also subject to investment style risk which is the chance that returns from international stocks will trail returns from other asset classes or the overall stock market.

The Fund is subject to country risk, which is the chance that a country's economy will be hurt by political factors, financial issues or natural disasters.

The Fund is subject to currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar compared to foreign currencies.

--------
*  "Morgan  Stanley  Capital  International,  Europe,  Australia,  Far East Free
Index"(R), EAFE Free Index(R) and "EAFE"(R) are trademarks of Morgan Stanley Capital International ("MSCI") and have been licensed by the Adviser for use in connection with the International Index Fund. The International Index Fund is not sponsored, endorsed, sold, or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in the International Fund.

The Fund is subject to investment style risk, which is the chance that returns from foreign stocks will trail returns from other asset classes or the overall stock markets.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the annual returns of the Fund and how its performance has varied from year to year.* The average annual return tables compare the Fund's average annual return with the return of the corresponding index for one and five years and since inception. The performance of the Fund in the past is not necessarily an indication of its future performance.


International Index Fund Average Annual Total Return (As of December 31, 1999)


                                  One Year     Five Years    Since July 2, 1993
International Index Fund          ___%          ___%          ___%
EAFE Free Index                   ___%          ___%          ___%

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ) and the lowest return for a quarter was ___% (quarter ended ___%).


FEES AND EXPENSES

The following table describes the fees you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses estimated to be incurred in the fiscal year ending December 31, 2000.


Shareholder Fees (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                             ____

Transaction Fees on Purchases:                                        ____
--------
* The Fund did not offer shares to the public prior to February __, 2000. The Fund's annual returns are based on the annual returns of each corresponding Master Portfolio, but have not been adjusted to account for expenses payable at the Fund level. As a result, the annual returns for the Fund would have been lower than those shown above because the Fund has higher expenses than its corresponding portfolios.

Sales Charge (Load) Imposed on Reinvested Dividends:                   ____

Redemption Fees:                                                       ____

Exchange Fees:                                                         ____


Annual Fund Operating Expenses (expenses deducted from the Fund's assets)

Management Expenses:                                                   0.__%

         12b-1 Distribution Fees:                                      None

         Other Expenses:                                               0.__%

Total Annual Fund Operating Expenses:                                  0.__%

Fee Waiver and Expense Reimbursement*                                  0.__%

Net Operating Expenses                                                 0.__%

---------------------
         *The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive a percentage of its investment advisory fee received from the Funds. The expense limitation and reimbursement agreement is in effect for an initial term of one year and will be renewed thereafter automatically for one year terms on an annual basis. The agreement can be changed, terminated or not renewed by either party only upon providing thirty days' prior notice.

         The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



One Year                          Three Years                  Five Years              Ten Years
$-------                          $-------                     $-------                $-------


THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE.

ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE
SHOWN.


ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS

Dividends, if any, are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December.

INVESTMENT ADVISER

whatifi Asset Management, Inc., San Francisco, California

SUITABLE FOR IRAS

Yes

MINIMUM INITIAL INVESTMENT

[To be supplied by amendment]

FUND PROFILE -- whatifi BOND INDEX FUND

The following profile summarizes important aspects of whatifi Bond Index Fund.

INVESTMENT OBJECTIVE

The Fund's investment objective is to provide investment results that correspond to the total return performance of the Lehman Brothers Government/Corporate Bond Index (the "LB Bond Index").* The LB Bond Index includes approximately 6,500 fixed income securities, including U.S. government securities and investment grade corporate bonds each with an outstanding market value of at least $25 million and a remaining maturity of greater than one year.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the LB Bond Index.
--------
* The Lehman Brothers Corporate Bond Fund Index(R) is a trademark of Lehman Brothers and has been licensed by the Adviser for use in connection with the Bond Index Fund. The Bond Index Fund is not sponsored, endorsed, sold or promoted by Lehman Brothers and Lehman Brothers makes no representation regarding the advisability of investing in the Bond Index Fund.

The Fund does not invest directly in a portfolio of securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Bond Index Master Portfolio ("Bond Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company issuing individual interests in multiple series (each a "Portfolio"). The Bond Portfolio seeks to replicate the total return of the LB Bond Index. The Portfolio invests substantially all of its assets in a representative sample of securities that comprise the LB Index or other securities or instruments that seek to approximate the performance and investment characteristics of the LB Index.

Under normal market conditions, the Bond Portfolio will invest at least 65% of its assets in fixed income securities. Securities are selected for investment by the Bond Portfolio based on various factors, including, among others, the relative proportion of such securities in the LB Bond Index, credit quality, issuer sector, maturity structure, coupon rates, and callability.

Under normal market conditions, the Bond Portfolio invests at least 90% of its total assets in securities that are believed to represent the investment characteristics of the LB Bond Index. The Bond Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of the Bond Portfolio's net assets and the total return of the LB Bond Index. A correlation of 100% would mean the total return of the Bond Portfolio's assets would increase and decrease exactly the same as the LB Bond Index.


PRIMARY RISKS

The Fund is subject to several risks, any of which could cause investors to lose money.

         The Fund is subject to interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be least for shorter-term bonds, and greater for longer-term bonds.

         The Fund is subject to income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds, and lower for long-term bonds.

         The Fund is subject to credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

         The Fund is subject to prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund.* The bar chart shows the annual returns of the Fund and how its performance has varied from year to year. The average annual return tables compare the Fund's average annual return with the return of the corresponding index for one and five years and since inception. The performance of the Fund in the past is not necessarily an indication of its future performance.


Bond Index Fund

          1994             -3.53%           1997              10.00%
          1995             19.03%           1998              9.57%
          1996             2.36%            1999              ___%


Bond Index Fund Average Annual Total Returns (As of December 31, 1999)


                           One Year     Five Years           Since July 2, 1993
Bond Index Fund            ____%        ____%                ____%
LB Bond Index              ____%        ____%                ____%


During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ended _______________) and the lowest return for a quarter was - ____% (quarter ended _______________).


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates for the expenses expected to be incurred in the Fund's first fiscal year ending December 31, 2000.


Shareholder Fees (fees paid directly from your investment)
--------
* The Fund did not offer shares to the public prior to February 2000. The Fund's annual returns are based on the annual returns of its corresponding Master Portfolio, but have not been adjusted to account for expenses payable at the Fund level. As a result, the annual returns for the Fund would have been lower than those shown above because the Fund has higher expenses than its corresponding Portfolio.

Sales Charge (Load) Imposed on Purchases:                              ____

Transaction Fees on Purchases:                                         ____

Sales Charge (Load) Imposed on Reinvested Dividends:                   ____

Redemption Fees:                                                       ____

Exchange Fees:                                                         ____

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)

Management Expenses:                                                   0.__%

         12b-1 Distribution Fees:                                      None

         Other Expenses:                                               0.__%

TOTAL ANNUAL FUND OPERATING EXPENSES:                                  0.__%

Fee Waiver and Expense Reimbursement*                                  0.__%

Net Operating Expenses                                                 0.__%

----------------
         *The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive a percentage of its investment advisory fee received from the Funds. The expense limitation and reimbursement agreement is in effect for an initial term of one year and will be renewed thereafter automatically for one year terms on an annual basis. The agreement can be changed, terminated or not renewed by either party only upon providing thirty days' prior notice.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



One Year                          Three Years                  Five Years              Ten Years
$-------                          $-------                     $-------                $-------


THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS

Dividends, if any, are declared daily and distributed monthly.

INVESTMENT ADVISER

whatifi Asset Management, Inc., San Francisco, California

SUITABLE FOR IRAS

Yes

MINIMUM INITIAL INVESTMENT

[To be supplied by amendment]


FUND PROFILE -- whatifi Money Market FUND

The following profile summarizes the significant aspects of whatifi Money Market Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income, at the same time preserving capital and liquidity, by investing in high-quality short-term investments.

INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing all of its assets in the Money Market Portfolio (the "Money Market Portfolio"), a series of MIP, which, in turn, invests its assets in U.S. dollar-denominated, high-quality money market instruments with maturities of 397 days or less, and a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Portfolio investments include obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises), and high quality debt obligations such as obligations of domestic and foreign banks, commercial paper, corporate notes and repurchase agreements that represent minimal credit risk. "High quality" investments are investments rated in the top two rating categories by the requisite National Ratings Self Regulatory Organization

("NRSRO") or, if unrated, determined by BGFA to be of comparable quality to such rated securities under guidelines adopted by the Fund's Board of Trustees and the Money Market Portfolio's Board of Trustees.

PRIMARY RISKS

While the Fund seeks to preserve the value of your investment at $1 per share, there is no guarantee that the Fund will be able to do so. It is possible to lose money by investing in the Fund.

         The Fund is subject to interest rate risk, which is the risk that when interest rates rise the value of the debt instruments in which the Money Market Portfolio invests will go down. On the other hand, if interest rates fall, the value of the Money Market Portfolio's investments may rise.

         The Fund is subject to credit risk, which is the risk that issuers of the debt instruments in which the Fund (through its investments in the Money Market Portfolio) invests may default on the payment of principal and/or interest. The Fund might not be able to maintain a stable net asset value of $1.00 per share. The Fund could lose money if the issuer of a fixed-income security owned by the Money Market Portfolio were unable or unwilling to meet its financial obligations.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with the rate for 3-month U.S. Treasury Bills. Please remember that the Fund's past performance does not indicate how it will perform in the future.


1993         _____%           1996         _____%            1999      _____%
1994         _____%           1997         _____%
1995         _____%           1998         _____%


During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ____________) and the lowest return for a quarter was ___% (quarter ended _______________).

                              One Year      Five Years       Since July 2, 1993
whatifi Money Market Fund     _____%        _____%           _____%
Treasury Bills (3 month)      _____%        _____%           _____%


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses estimates for the Fund's first fiscal period ending December 31, 2000.


Shareholder Fees (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                            ____

Transaction Fees on Purchases:                                       ____

Sales Charge (Load) Imposed on Reinvested Dividends:                 ____

Redemption Fees:                                                     ____

Exchange Fees:                                                       ____


Annual Fund Operating Expenses (expenses deducted from the Fund's assets)

Management Expenses:                                                    0.__%

         12b-1 Distribution Fees:                                       None

         Other Expenses:                                                0.__%


Total Annual Fund Operating Expenses:                                   0.__%

Fee Waiver and Expense Reimbursement                                    0.__%

Net Operating Expenses                                                  0.__%

----------------------
* The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive a percentage of its investment advisory fee received from the Funds. The expense limitation and reimbursement agreement is in effect for an initial term of one year and will be renewed thereafter automatically for one year terms on an annual basis. The agreement can be changed, terminated or not renewed by either party only upon providing thirty days' prior notice.


The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



One Year                          Three Years                  Five Years              Ten Years
$-------                          $-------                     $-------                $-------



THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS

Dividends, if any, are declared daily and distributed monthly.

INVESTMENT ADVISER

whatifi Asset Management, Inc., San Francisco, California

SUITABLE FOR IRAS

Yes

MINIMUM INITIAL INVESTMENT

[To be supplied by amendment]

MORE INFORMATION ON THE PORTFOLIOS AND THE FUNDS


The following sections of the prospectus discuss other important features of the Index Funds and the Money Market Fund.

The S&P 500 Fund. The Fund seeks to approximate as closely as practicable, before fees and expenses the capitalization-weighted total return rate of a benchmark index that measures the investment return of large-capitalization stocks. "Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Accordingly, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return.

The S&P 500 Portfolio seeks to provide investment results that correspond, before fees and expenses, to the total return of the publicly traded common stocks, in the aggregate, as represented by the S&P 500 Index. The S&P 500 Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index.

Under normal market conditions, the S&P 500 Portfolio will invest at least 90% of its assets in the stocks comprising the S&P 500 Index. The S&P 500 Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the S&P 500 Index. A correlation of 100% would mean the total return of the S&P 500 Portfolio's assets would increase and decrease in exactly the same way as the S&P 500 Index.

The International Index Fund. The Fund is subject to foreign investment risk. The International Portfolio invests substantially all of its assets in foreign securities. This means the International Portfolio can be affected by the risks of foreign investing, including changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment; repatriation of capital, and currency and exchange; foreign taxes, inadequate supervision and regulation of some foreign markets; volatility from lack of liquidity; different settlement practices or delayed settlements in some markets; difficulty in obtaining complete and accurate information about foreign companies; less strict accounting, auditing and financing reporting standards than those in the U.S.; political, economic and social instability; and difficulties in enforcing legal rights outside the U.S. The western European countries in the EAFE Index are Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom,

In addition, many foreign countries are less prepared than the U.S. to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S.
investments.

The Fund is subject to small company investing risk. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets and financial resources.


The Costs of Investing

Costs are an important consideration in choosing in which mutual fund you will invest because you pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.

Indexing Methods

         In seeking to track a particular index, a fund generally uses one of two methods to select stocks. Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. The whatifi S&P 500 uses this method of indexing.

         Because it would be very expensive to buy and sell all of the securities held in certain indexes (the Wilshire 4500 Index, the EAFE Free Index and the LB Bond Index), funds such as the whatifi Extended Market Index Fund, the whatifi International Index Fund and the whatifi Bond Index Fund, use a "sampling" technique. Using a sophisticated computer program, these funds invest in a representative sample of stocks from their target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 4500 Index were made up of utility stocks, the Extended Market Index Fund can be expected to invest about 10% of its assets in some -- but not all -- of such utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index.

Costs and Market-timing

Some investors try to profit from a strategy called market-timing -- switching money into investments when the investor expects prices to rise, and taking money out when the investor expects prices to fall. As money is shifted in and out of a fund, the fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Accordingly, the Funds have adopted the following policies, among others, designed to discourage short-term trading:

         --Each Fund reserves the right to reject any purchase request -- including exchanges from other whatifi Funds -- that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

         --The Funds charge a transaction fee on purchases.

          --There is a limit on the number of times you can exchange into and out of a Fund.

         --Online exchanges are not permitted for non-IRA accounts.

THE whatifi INDEX FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on the fund's return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed domestic equity index funds investing in common stocks is roughly 20%; for all domestic stock funds, the average turnover rate is approximately 85%, according to Morningstar, Inc. The average turnover rate for passively managed domestic bond index funds is roughly __%; for all domestic bond funds, the average turnover rate is approximately __%, accordingly to Morningstar, Inc. (A turnover rate of 100% would occur if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

In general, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for other stock index funds and bond funds tend to be higher (although still relatively low, compared to actively managed funds) because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index.

Investment Strategies

As with all mutual funds, there is no assurance that the Funds will achieve their respective investment objectives. The investment strategies of the Funds are not fundamental and may be changed without approval of a Fund's shareholders. A Fund may withdraw its investment in a Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. If there is a change in the investment objective and strategies of a Fund, a shareholder should consider whether the Fund remains an appropriate investment in view of the shareholder's then current financial position and needs.

The S&P Index Fund, the Extended Index Fund, the International Index Fund and the Bond Fund (the "Index Funds"): The investment adviser of the S&P 500 Portfolio, the Extended Index Portfolio, the International Index Portfolio and the Bond Index Portfolio (together, the "Index Portfolios") does not actively manage the assets of each Portfolio, but seeks to achieve returns corresponding to the Portfolios' respective benchmark indexes. The Index Portfolios are managed by use of an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of the S&P 500 Index, the Wilshire 4500 Index, the EAFE Index, the LB Bond Index through computerized, quantitative techniques. The Index Portfolios cannot own all the securities that make up their respective market indexes in perfect correlation to the indexes. The Index Portfolios seek to track their respective market indexes during down markets as well as during up markets. As a result, the returns of the Index Portfolios will be directly affected by the volatility of the securities making up their respective market indexes.

Each Index Portfolio may invest up to 10% of its total assets in high quality money market instruments to provide liquidity to meet redemption requests or to facilitate investment in the stocks in the S&P 500 Index, the Wilshire 4500 Index or the EAFE Free Index.

Each Index Portfolio may use derivative instruments in order to: (i) simulate full investment in its corresponding index while retaining a cash balance for portfolio management purposes; (ii) facilitate trading; (iii) reduce transaction costs; or (iv) seek higher investment returns when such instruments are priced more attractively than the stocks in its corresponding index. Such derivatives include the purchase and sale of futures contracts and options on the S&P 500 Index, the Wilshire 4500 Index, the EAFE Free Index and the LB Bond Index futures contracts.

The Money Market Fund and Money Market Portfolio emphasize safety of principal and high credit quality. The investment policies of the Fund and the Portfolio prohibit the purchase of many types of floating-rate instruments, commonly referred to as derivatives, that are considered to be potentially volatile. The Money Market Portfolio, however, may invest in high-quality asset-backed securities and variable and floating rate obligations, which are considered to be derivative instruments. The Money Market Fund (through its investments in the Money Market Portfolio) may only invest in floating-rate securities that bear interest at a rate that resets quarterly or more frequently, and that resets based on changes in standard money market rate indices such as U.S. Government Treasury bills and London Interbank Offered Rate, among others. Floating and variable rate instruments are subject to interest rate and credit risks.

Investment Risks

An investment in the Funds is subject to investment risks, including the loss of the principal amount invested. The performance per share of the Funds and the Portfolios will change daily based on various factors, including, but not limited to, the quality of the instruments held by each Portfolio, national and international economic conditions and general market conditions.

The Funds are also subject to index fund risk. The Index Funds are not actively managed and invest (through their investments in the corresponding Portfolios) in the securities included in the relevant Index regardless of the investment merits of such securities. As such, the Index Fund cannot in any meaningful way modify their investment strategies to respond to changes in the economy and may be particularly susceptible to general market declines. The Index Funds ability to track the performance of the their Index will also be affected by, among other things, transaction costs, the fees and expenses of the Fund and the corresponding Portfolio, changes in the composition of the corresponding Index or the assets of the corresponding Portfolio, and the timing, frequency and amount of investor purchases and redemptions of the Fund and the S&P 500
Portfolio. Each 500 Portfolio must maintain cash balances to pay redemptions made by its shareholders and to pay its own expenses. This may affect the overall performance of the Fund.

Derivatives: Derivatives are financial instruments whose values are "derived" from prices of other securities or specified assets, indices, or rates. The use of derivatives is a specialized investment technique. There can be no guarantee that the use of derivatives will increase the return of a Fund, or protect its assets from declining in value. A Fund's investments in derivative instruments can significantly increase its exposure to market risk or the credit risk of the counterparty. Derivative instruments can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instruments may not correlate perfectly with a Fund's corresponding index. In fact, the use of derivative instruments may adversely impact the value of the Funds' assets, which may reduce the return you receive on your investment.

The Index Funds' use of derivative instruments may affect the Funds' ability to track their respective indexes less closely if the derivatives do not perform as expected, or if the derivative instruments are timed incorrectly or are executed under adverse market conditions.

The Money Market Portfolio may invest in high-quality asset-backed securities. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities. The value of these instruments are sensitive to changes in interest rates and general market conditions. The value of asset-backed securities is also affected by the creditworthiness of the individual borrowers.

Securities Lending: Each Portfolio in which the Funds invest may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the Funds' performance could be reduced.

Year 2000: Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their investment adviser, the Funds' other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." All operations of the Funds are computer reliant. The Funds' and the investment adviser are currently Year 2000 compliant, and the service providers to the Funds and the Portfolios have indicated that they are or expect to be Year 2000 compliant. There can be no assurance that the Funds or the Portfolios will not experience any problems as a result of the Year 2000 Problem. In addition, because the Year 2000 Problem affects virtually all organizations, the companies or entities in which each of the Portfolios invest also could be adversely impacted by the Year 2000 Problem, especially foreign entities, which may be less prepared for the Year 2000. The extent of such impact cannot be predicted.

THE FUNDS' MANAGEMENT

Investment Advisers. Under investment advisory agreements with the Funds, whatifi Asset Management, Inc., a registered investment adviser, provides investment advisory services to the Funds. The Adviser is a wholly owned subsidiary of whatifi.com Corporation and is located at 790 Eddy Street, San Francisco, California 94109. The Adviser is newly formed and has no prior experience as an investment adviser.

The Adviser provides various financial services to on-line investors. Through the world wide web, the Adviser offers access to your whatifi Fund account virtually anywhere, at any time.

Subject to general supervision of the Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of each Fund, the Adviser provides the Funds with investment guidance, policy direction and monitoring of each of the Portfolios in which each Fund invests. The Adviser may in the future manage cash and money market instruments for cash flow purposes. The Adviser also provides or arranges for administration, transfer agency, custody and all other services needed for the Funds to function. For its investment advisory services, each Fund pays the Adviser an investment advisory fee at an annual rate, after fee waivers and expense reimbursements, equal to the following percentage of each Fund's average daily net assets:




                                     Contractual Rate
                                     (as a percentage
                                     of average daily            After Fee Waiver and Expense Reimbursement
Fund                                 net assets)                 (as a percentage of average daily net assets) *
                                     ---%                        ---%
S&P 500 Index Fund                   ___%                        ___%
Extended Market Index
Fund                                 ___%                        ___%
International Index Fund             ___%                        ___%
Bond Index Fund                      ___%                        ___%
Money Market Fund                    ___%                        ___%



Out of the fee received by the Adviser, the Adviser pays all expenses of managing and operating the Funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the investment advisory fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Adviser. BGFA is the investment adviser for each Portfolio. BGFA is a direct subsidiary of Barclays Global Investors, N.A. which, in turn, is an indirect subsidiary of Barclays Bank PLC. BGFA is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and investment advisory services for over 25 years. As of November 30, 1999, BGFA and its affiliates provided investment advisory services for over $687 billion of assets. BGFA receives a fee from each Portfolio at an annual rate equal to the following percentage of each Portfolio's average daily net assets:

                                            Percentage of
Portfolio                                   Average Daily Net Assets

S&P 500 Portfolio                           0.05%

Bond Portfolio                              0.08%

--------

     * The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive a percentage of its investment advisory fee received from the Funds. The expense limitation and reimbursement agreement is in effect for an initial term of one year and will be renewed thereafter automatically for one year terms on an annual basis. The agreement can be changed, terminated or not renewed by either party only upon providing thirty days' prior notice.

Extended Index Portfolio                    0.08%

International Index Portfolio               0.15%*

Money Market Portfolio                      0.10%

Each Fund bears a pro rata portion of the investment advisory fees paid by its corresponding Portfolio, as well as certain other fees paid by each Portfolio, such as accounting, legal, and Securities and Exchange Commission ("SEC") registration fees.

The Funds' SAI contains detailed information about the Fund's investment adviser, administrator, and other service providers.

THE FUNDS' STRUCTURE

Each Fund is a separate series of whatifi Funds. The S&P 500 Index Fund, the Extended Market Index Fund, the International Index Fund, the Bond Index Fund, and the Money Market Fund seek to achieve their investment objectives by investing all of a Fund's assets in the corresponding S&P 500 Portfolio, the Extended Index Portfolio, the International Index Portfolio, the Bond Portfolio, and the Money Market Portfolio, respectively. The Index Portfolios and the Money Market Portfolio are each a series of MIP, a separate open-end investment company with the same investment objective as the corresponding Fund. This structure is referred to as a "master/feeder" structure because one fund (the "feeder" fund) (i.e., the Funds) invests all of its assets in a second fund (the "master fund") (i.e., the Portfolios). In addition to selling its shares to a Fund, each corresponding Portfolio has sold and is expected to continue to sell its shares to certain other mutual funds (i.e. other feeder funds) or other investors. The expenses paid by these other feeder mutual funds and investors may differ from the expenses paid by a Fund. Accordingly, the returns received by shareholders of other mutual funds or other accredited investors may differ from those received by shareholders of the Funds.

The whatifi Funds' Trustees believe that, as other investors invest their assets in the Portfolios, certain economic efficiencies may be realized with respect to each Portfolio. For example, fixed expenses that otherwise would have been borne solely by a Fund (and the other existing interest-holders in its corresponding Portfolio) would be spread across a larger asset base as more mutual funds or other accredited investors invest in a Portfolio. If a mutual fund or other investor withdraws its investment from a Portfolio, the economic efficiencies that the Trustees believe could be available through investment in a Portfolio may not be fully realized.

Each Fund may be asked to vote on matters concerning its corresponding Portfolio. Except as permitted by the SEC, whenever a Fund is requested to vote on a matter
--------
* After assets reach $1 billion the fee payable to BGFA will decline to 0.10% of the International Index Fund's average daily net assets.

concerning a Portfolio, that Fund will hold a meeting of its shareholders, and, at the meeting of investors in the Portfolio, will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

A Fund may withdraw its investments in the corresponding Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. In connection with any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment vehicle having the same investment objective as the Fund, direct management of the Fund or other pooled investment entity by the Adviser or the hiring of an investment sub-adviser to manage the Fund's assets.

Investment of the Funds' assets in the Portfolios is not a fundamental policy of the Funds and a shareholder vote is not required for a Fund to withdraw its investment from a Portfolio.

PRICING OF FUND SHARES

The Funds are no-load funds. This means you may purchase or sell shares directly at a Fund's net asset value ("NAV") determined after the Fund receives your request to purchase shares in proper form. A request is received in proper form if it is placed [To Be Supplied] and specifies the number of shares or dollar amount of shares to be purchased or redeemed. If the Fund receives such request prior to the close of the NYSE on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on days on which the NYSE is closed for trading. Each Fund's investment in its corresponding Portfolio is valued based on the Fund's ownership interest in the net assets of the Master Portfolio. A Fund's NAV per share is calculated by taking the value of each Fund's net assets and dividing by the number of shares outstanding. Expenses are accrued daily and applied when determining the Fund's NAV. The NAV for each Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open. Each Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern Time or if an emergency exists. The NYSE is closed on national holidays and on Good Friday.

Each Portfolio calculates its NAV on the same day and at the same time as its corresponding Fund. Each Portfolio's investments are valued each day the NYSE is open for business. Each Index Portfolio's assets are valued by using available market quotations or at fair value as determined in good faith by the Board of Trustees of MIP. Bonds and notes with remaining maturities of 60 days or less are valued at amortized cost. The Money Market Portfolio values its securities at amortized cost to account for any premiums or discounts above or below the face value of the securities that Portfolio buys. The amortized cost method does not reflect daily fluctuations in market value.

HOW TO BUY AND SELL SHARES OF THE whatifi FUNDS

On-Line Investor Requirements

The Funds are available only to on-line investors. Each Fund requires its shareholders to consent to receive all shareholder information about the Fund electronically. Shareholder information includes, but is not limited to, prospectuses, financial reports, confirmations, proxy solicitations, and financial statements. Shareholders may also receive other correspondence from whatifi Funds through their e-mail account. By purchasing shares of a Fund, you certify that you have access to the Internet and a current e-mail account, and you acknowledge that you have the sole responsibility for providing a correct and operational e-mail address. You may incur costs for on-line access to shareholder documents and for maintaining an e-mail account.

If you rescind your consent to receive shareholder information electronically, fail to maintain an e-mail account, or close your account, the Funds may, to the extent permitted by the federal securities laws, redeem your position in the Funds and will prohibit additional investments in the Funds, including the reinvestment of dividends.* Prior to revoking your consent, you will be reminded of the Fund's involuntary redemption policy. If the Funds involuntarily redeem your shares, you may experience adverse tax consequences. If your shares are involuntarily redeemed, you will receive paper copies of all shareholder information until all of your shares have been redeemed and the proceeds have been credited to your account, or you re-establish your consent and e-mail account.

Account Requirements

To open your account, you must complete and submit a whatifi Funds Account Application (the "Application"). The Application is available on the Adviser's website at www.whatifi.com. While you may submit the Application electronically, you must also complete, sign and return by mail or fax a completed Application.

You can access an online application through multiple electronic gateways on the Internet, including: WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO on CompuServe, and with the keyword "whatifi" on America Online. For more information on how to access account information and/or applications electronically, please refer to our online assistant at www.whatifi.com available 24 hours a day or call 1-800-___- ____ between 5:00 a.m. and 6 p.m. (Pacific Time), Monday through Friday.

--------
* The Staff has informally indicated its view that the Funds may not voluntarily redeem your shares if you revoke your consent to receive shareholder documents electronically or fail to maintain an e-mail account. If the Staff's position on this issue changes, the Funds intend to involuntarily redeem your shares under such circumstances. The Fund reserves the right to deliver paper-based documents in certain circumstances, at no cost to shareholders.

You may open your account using the following forms of payment: check, money order, or transfer. If by check or money order, make payable to whatifi Funds and mail to whatifi Funds, [Address to be supplied by amendment]

After your account is opened, the Funds will contact you with an account number so that you can begin to wire funds. Send wired funds to:

         c/o whatifi Funds
         ABA#______________
         A/C#___________ for further credit to (your name and account number)

Once you open your account, you will be subject to general account requirements as described in the Application, and will have access to all the electronic financial services offered over the Internet by the Adviser, including the opportunity to invest in the Funds.

Placing an Order

You can begin purchasing shares of the Funds as soon as you open and fund your account. Since a Fund's net asset value changes daily, your purchase price will be the next NAV determined after a Fund receives and accepts your purchase order.

You can place orders to purchase or redeem Fund shares by accessing the website at www.whatifi.com. At the time you log-on to the website, you will be requested to enter your personal identification password so that each transaction is secure. By clicking on the appropriate mutual fund order buttons, you can place an order to purchase or redeem shares in a Fund. When you first purchase shares in a Fund, you will be asked: (1) to consent to receive all Fund documentation electronically; and (2) to affirm that you have read the prospectus. The prospectus is available for viewing and printing on our website. If you do not consent to receive all Fund documentation electronically you will not be able to purchase shares of a Fund. Notice of trade confirmations will be sent electronically to the e-mail address you provided when you opened your account.

Minimum Investment Requirements

For your initial investment in a Fund              [To be supplied by amendment]

To buy additional shares of a Fund

Continuing minimum investment

To invest in a Fund for your IRA, Roth IRA,

or one-person SEP account

To invest in a Fund for your Education IRA account

To invest in a Fund for your UGMA/UTMA account

To invest in a Fund for your SIMPLE, SEP-IRA, Profit Sharing or Money

Purchase Pension Plan, or 401(k) account

Your shares may be automatically redeemed if, as a result of selling shares, you no longer meet a Fund's minimum balance requirements. Before taking such action a Fund would notify you and give you at least 30 days to purchase more shares to bring your investment in the Fund to at least $___________. After your account is established you may use any of the methods described below to buy or sell shares. You can sell only shares of the Funds that you own. Accordingly, you cannot "short" shares of a Fund.

Accessing Account Information

Please refer to our website at www.whatifi.com.

Redemptions

You can access money invested in a Fund at any time by selling some or all of your shares back to the Fund. When a Fund receives your redemption request, your shares will be redeemed and the proceeds will be credited to you. This usually occurs the business day following the transaction.

Redemption Delays. In order to receive payment on redeemed shares, you must wait until the funds you used to buy the shares have cleared (e.g., if you purchased shares of a Fund by check, until your check has cleared). This delay may take up to fifteen (15) days from the date of purchase. The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.

Redemption Fee. The Funds do not currently impose a redemption fee. The Index Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions, however, can disrupt a Fund's investment program and create additional transaction costs that are borne by all shareholders.

Limits on Account Activity

Because excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders, the whatifi Funds limit account activity as follows:

         - You may make no more than ___ substantive "round trips" through any Index Fund during any 12-month period.

         - Your round trips through an Index Fund must be at least 30 days apart.

         - An Index Fund may refuse a share purchase at any time for any reason.

         - The Funds may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from an Index Fund followed by a purchase back into the Index Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Fund. "Substantive" means a dollar amount that an Index Fund determines, in its sole discretion, could adversely affect the management of the Index Fund.

Amending Your Application

For your protection, you will be required to submit an amended Application if you desire to change certain information provided in your initial Application. The amended Application is designed to protect you and the Funds against fraudulent transactions by unauthorized persons. The Funds will require you to amend your Application under the following circumstances:

          -If you transfer the ownership of your account to another person or organization.

          -If you add or change your name or add or remove an owner on your account.

          -If you add or change the beneficiary on your transfer-on-death account.

BUYING A DIVIDEND

Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.


DIVIDENDS AND OTHER DISTRIBUTIONS

The S&P 500 Index Fund, the Extended Market Index Fund and the International Index Fund intend to pay dividends from their net investment income quarterly and distribute capital gains, if any, annually. The Bond Index Fund and the Money Market Fund intend to declare dividends daily and distribute them monthly. The Bond Index Fund and the Money Market Fund will distribute capital gains, if any, at least annually. The Funds may make additional distributions as necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the reinvestment date. If you revoke your consent to receive shareholder information electronically, or fail to maintain an e-mail account, you will not be permitted to reinvest your dividends in additional Fund shares.

TAX CONSEQUENCES

The following information is intended to be a general summary for U.S. taxpayers. Please refer to the Funds' SAI for more information. You should rely on your own tax adviser for advice about the federal, state and local tax consequences related to any investment in the Funds. Each Fund generally will not have to pay income tax on amounts it distributes to you; however, you will be taxed on distributions you receive.

The S&P 500 Index Fund, the Extended Market Index Fund and the International Index Fund will each distribute substantially all of their income and gains to their shareholders each year. The Bond Index Fund and the Money Market Fund will distribute dividends monthly. If a Fund declares a dividend in October, November or December of any year but pays it in January of the next year, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from a Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If a Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, regardless of how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to various tax rules. You should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend primarily upon how much you paid for the shares of the Fund, how much you sold them for, and how long you held them.

Each Fund will send you a report each year that will show you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.
federal income tax liability.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT

An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their judgment in buying and selling securities.

CAPITAL GAINS DISTRIBUTION

Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, less any realized losses.

CASH RESERVES

Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK

A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME

Payment to shareholders of income from interest or dividends generated by a fund's investments.

DOLLAR-COST AVERAGING

Investing equal amounts of money at regular intervals on an ongoing basis. This technique ensures that an investor buys fewer shares when prices are high and more shares when prices are low.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees (i.e. fees paid by the a mutual fund to promote the sale of its shares).

INDEX

An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER

An entity that makes the day-to-day decisions regarding a fund's investments.

MUTUAL FUND

An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)

The market value of a mutual fund's total assets, less liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT

A low-cost investment strategy in which a mutual fund attempts to match -- rather than outperform -- a particular stock or bond market index. Also known as indexing.

PRINCIPAL

The amount of money you put into an investment.

SECURITIES

Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN

A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY

The fluctuation in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD

Income (interest or dividends) earned by an investment, expresses as a percentage of the investment's price.


MORE INFORMATION

The SAI contains more information on each Fund. The SAI is incorporated into this Prospectus by reference. Further information about the Funds' investments will be available in the Funds' annual and semi-annual reports. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

Additional information, including the SAI and the most recent annual and semi-annual reports (when available), may be obtained without charge at our website (www.whatifi.com). Shareholders will be alerted by e-mail when a prospectus amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any questions.

Further information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 for information about the operations of the Public Reference Room. Reports and other information about the Funds are also available on the SEC's website (http://www.sec.gov) or copies can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

whatifi Asset Management, Inc.
790 Eddy Street
San Francisco, California 94109

Toll-Free: 1-800-___-_____
http://www.whatifi.com

Investment Company Act file No.: 811-______

                         STATEMENT OF ADDITIONAL INFORMATION

                                    whatifi Funds

                             whatifi S&P 500 Index Fund
                         whatifi Extended Market Index Fund
                          whatifi International Index Fund
                               whatifi Bond Index Fund
                              whatifi Money Market Fund

                                  February __, 2000

This Statement of Additional Information (the "SAI") is not a prospectus and should be read together with the Prospectus for the whatifi S&P 500 Index Fund (the "S&P 500 Index Fund"), the whatifi Extended Market Index Fund (the
"Extended Market Index Fund"), the whatifi International Index Fund (the "International Index Fund"), the whatifi Bond Index Fund, (the "Bond Index Fund" (collectively, the "Index Funds"), and the whatifi Money Market Fund (the "Money Market Fund" (collectively with the Index Funds, the "Funds") dated February __, 2000.

To obtain a copy of the Funds' Prospectus and the Funds' most recent shareholders' report (when issued) free of charge, please access our Website online (www.whatifi.com) via e-mail. The Funds are for on-line investors only. Only investors who consent to receive all information about the Funds electronically may invest in any of the Funds.

                                                 TABLE OF CONTENTS
                                                                           Page


THE FUNDS...................................................................

INVESTMENT STRATEGIES AND RISKS.............................................

FUND POLICIES...............................................................

PORTFOLIO POLICIES..........................................................

TRUSTEES AND OFFICERS.......................................................

INVESTMENT MANAGEMENT.......................................................

SERVICE PROVIDERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION..............................

ORGANIZATION, DIVIDEND AND VOTING RIGHTS....................................

SHAREHOLDER INFORMATION.....................................................

TAXATION....................................................................

MASTER PORTFOLIO ORGANIZATION...............................................

PERFORMANCE INFORMATION.....................................................

FINANCIAL STATEMENTS........................................................

APPENDIX....................................................................

THE FUNDS

Each of the Funds is a diversified series of whatifi Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on December 15, 1999. Each of the Funds is classified as a diversified open-end, management investment company.

The S&P 500 Index Fund. The S&P 500 Index Fund seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return* of Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index")**. The S&P 500 Index currently represents about 75% of the market capitalization of all publicly traded common stocks in the United States. The S&P 500 Index includes 500 established companies representing different sectors of the U.S. economy (including industrial, utilities, financial, and transportation) selected by Standard & Poor's. The S&P 500 Index Fund seeks to achieve its objective by investing in the S&P 500 Index Master Portfolio ("S&P 500 Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company issuing shares in multiple series (each a "Portfolio"). The S&P 500 Portfolio seeks to provide investment results that correspond (before fees and expenses) to the total return of the publicly traded common stocks, in the aggregate, as represented by the S&P 500 Index. To do so, the S&P 500 Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index.

The Extended Market Index Fund. The Fund is a mid to small cap fund. Its goal is to track the total return of the Wilshire 4500 Equity Index. The Wilshire 4500 contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index.


--------
* "Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Accordingly, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return. ** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Adviser for use in connection with the S&P 500 Index Fund. The S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P 500 Index Fund.

The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Equity Index*. The Fund does not invest directly in a portfolio of securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Extended Index Portfolio (the "Extended Index Portfolio"), a series of MIP. The weightings of the Wilshire 4500 Index are based on each stock's relative total market capitalization (i.e. its market price times the number of shares outstanding). The Extended Index Portfolio invests in a representative sample of these securities. Unlike the S&P 500 Index Portfolio, which invests at least 90% of its assets in the stocks comprising the S&P 500 Index, the Extended Index Portfolio invests in a representative sample of the over 6,500 stocks in the Wilshire 4500 Index. Securities are selected for investment by the Extended Index Portfolio in accordance with their capitalization, industry sector and valuation among other factors.


The International Index Fund. The International Index Fund seeks to approximate as closely as practicable, before fees and expenses, the total return performance of foreign stock markets by investing in common stocks included in the Morgan Stanley Capital International Europe, Austria, Far East Fee Index (The "EAFE Index")**. The EAFE Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries
(Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong Kong, Japan, Malaysia and Singapore. The EAFE Index broadly represents the performance of foreign stock markets. The weightings of stock in the EAFE Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. The International Portfolio invests in a representative sample of these securities. Securities are selected for investment by the International Portfolio in accordance with their capitalization, industry sector and valuation, among other factors.

The  International  Fund does not invest  directly in a portfolio of securities.
The International Fund seeks to achieve its investment objective by investing all of its assets in the International Index Portfolio (the "International Portfolio"), a series of MIP. The

--------
* The Wilshire 4500 Index(R) and related marks are trademarks of Wilshire Associates, Inc. ("Wilshire Associates") and has been licensed by the Adviser for use in connection with the Extended Index Fund. The Extended Index Fund is not sponsored, endorsed, sold, or promoted by Wilshire Associates and Wilshire Associates makes no representation regarding the advisability of investing in the Extended Index Fund. ** Morgan Stanley Capital International, Europe, Australia, Far East Free Index"(R), EAFE Free Index(R) and "EAFE"(R) are trademarks of Morgan Stanley Capital International ("MSCI") and have been licensed by the Adviser for use in connection with the International Index Fund. The International Index Fund is not sponsored, endorsed, sold, or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in the International Fund.

International Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks included in the EAFE Index.

No attempt is made to manage the portfolio of the International Portfolio using economic, financial and market analysis. The International Portfolio is managed by determining which securities are to be purchased or sold to match, to the extent feasible, the capitalization range and returns of the EAFE index. Under normal market conditions, at least 90% of the value of the International Portfolio's total assets is invested in securities comprising the EAFE Index. The International Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the EAFE Index.

The Bond Index Fund. The Bond Index Fund seeks to approximate as closely as practicable, before fees and expenses, the total rate of return of the U.S. market for issued and outstanding U.S. government and high-grade corporate bonds as measured by the Lehman Brothers Government/Corporate Bond Index ("the LB Bond Index").* The LB Bond Index includes approximately 6,500 fixed-income securities, including U.S. Government securities and investment grade corporate bonds, each with an outstanding market value of at least $25 million and remaining maturity of greater than one year. seeks to achieve its investment objective by investing all of its assets in the Bond Index Master Portfolio ("the Bond Portfolio"), a series of MIP. The Bond Portfolio seeks to replicate the total return of the LB Bond Index. The Bond Portfolio invests substantially all of its assets in a representative sample of the securities that comprise the Bond Index, or securities or other instruments that seek to approximate the performance and investment characteristics of the LB Bond Index.

The Money Market Fund. The Money Market Fund seeks to provide shareholders of the Fund with a high level of current income, while preserving capital and liquidity. The Money Market Fund invests all of its assets in the Money Market Portfolio ("Money Market Portfolio"), a series of MIP, which, in turn, invests its assets in U.S. dollar-denominated, high-quality money market instruments with maturities of 397 days or less, and a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Portfolio, the LB Bond Portfolio, the S&P 500 Portfolio, the Extended Market Portfolio and the International Portfolio are collectively referred to herein as the "Portfolios".

Master Investment Portfolio. MIP is an open-end management investment company organized as a Delaware business trust. The policy of each of the Funds to invest all of its assets in a Portfolio of MIP is not a fundamental policy of any of the Funds and a

--------
* The Lehman Brothers Government/Corporate Bond Fund Index(R) is a trademark of Lehman Brothers and has been licensed by the Adviser for use in connection with the Bond Index Fund. The Bond Index Fund is not sponsored, endorsed, sold or promoted by Lehman Brothers and Lehman Brothers makes no representation regarding the advisability of investing in the Bond Index Fund.

shareholder vote is not required for any Fund to withdraw its investment from the Portfolio in which it invests.

The investment objective of each of the Funds is not fundamental and, accordingly, can be changed without shareholder approval; however, such a change would not be made without prior notice to shareholders.

INVESTMENT STRATEGIES AND RISKS

Since each Fund invests all its assets in its corresponding Master Portfolio, the investment characteristics and investment risks of a Fund correspond to those of the Master Portfolio in which the Fund invests. The following supplements the discussion in the Prospectus of the principal investment strategies, policies and risks that pertain to the Portfolios and, accordingly, to the Funds that invest in the Portfolios. In addition to discussing the principal risks of investing in the Portfolios and the Funds, this section also describes the non-principal risks of such investments. These investment strategies and policies may be changed without shareholder approval unless otherwise noted and apply to all of the Portfolios unless otherwise noted.

Futures  Contracts  and  Options  Transactions.  The S&P 500,  Extended  Market,
International and Bond Portfolios may use futures as a substitute for a comparable market position in the underlying securities.

A futures contract is an agreement between two parties, to exchange a commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. The primary credit risk with futures contracts is the creditworthiness of the exchange. Futures contracts are also subject to market risk (i.e., exposure to adverse price changes).

Upon exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the relevant Portfolio.

Although the S&P 500, the Extended Market, the International and Bond Portfolios intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting these Portfolios to substantial losses. If it is not possible, or if a Portfolio determines not to close a futures position in anticipation of adverse price movements, the Portfolio will be required to make daily cash payments on variation margin.

The S&P 500, Extended Market, and International Portfolios may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Portfolios intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Bond Portfolio may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Bond Portfolio may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate their options positions. No assurance can be made that such closing transactions can be effected or on the degree of correlation between price movements in the options on interest rate futures or price movements in the Bond Portfolio's securities which are the subject of the transactions.

Interest-Rate and Index Swaps. The Bond Portfolio may enter into interest-rate and index swaps. Interest-rate swaps involve the exchange by the Bond Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps involve the exchange by the Bond Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Bond Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Bond Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the Bond Portfolio enters into a swap, it must maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party, the Bond

Portfolio has contractual remedies pursuant to the agreements related to the transaction.

The use of interest-rate and index swaps is a very specialized activity. It involves investment techniques and risks different from those used in connection with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Bond Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Bond Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Bond Portfolio may not receive the net amount of payments that the Bond Portfolio contractually is entitled to receive.

The S&P 500, Extended Market, International and Bond Portfolios' futures transactions must constitute permissible transactions under regulations of the Commodity Futures Trading Commission ("CFTC"). In addition, these Portfolios may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of these Portfolios' assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the S&P 500, Extended Market, International and Bond Portfolios may be required to segregate cash or high quality money market instruments in connection with their futures transactions in an amount generally equal to the entire value of the underlying security.

Future Developments. The S&P 500, Extended Market, International and Bond Portfolios may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Portfolios or which are not currently available but which may be developed, to the extent such opportunities are consistent with the respective Portfolio's investment objective and legally permissible for that Portfolio. Before entering into such transactions or making any such investment, the Index Funds will provide appropriate disclosure in their prospectus.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Portfolios will usually purchase securities with the intention of acquiring them, the Portfolios may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the Portfolio's investment advisor.

When-issued securities are subject to market fluctuation and no income accrues to the purchaser during the period before the securities are paid for and delivered on the settlement date. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Securities purchased on a when-issued or forward commitment basis may expose the Portfolios to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. None of the Portfolios currently intend to invest more than 5% of its assets in when-issued securities during the coming year. Each Portfolio will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to that Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, that Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. Because the Money Market Portfolio will set aside cash and other high quality liquid debt securities as described above, the liquidity of the Money Market Portfolio's investment portfolio may decrease as the proportion of securities in the Money Market Portfolio's portfolio purchased on a when-issued or forward commitment basis increases. The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Money Market Portfolio's net asset value starting on the day the Money Market Portfolio agrees to purchase the securities. When the Money Market Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are not reflected in the Money Market Portfolio's net asset value as long as the commitment remains in effect.

Short-Term Instruments and Temporary Investments. Although the Money Market Portfolio will primarily invest in money market instruments, the other
Portfolios may also invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Portfolios may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), banker's acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. ("FDIC");
(iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by the Portfolio's investment adviser;

(iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and
(vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and that, in the opinion of the Portfolio's investment adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Portfolios.

Bank Obligations. The Portfolios may invest in bank obligations, including CDs, time deposits, banker's acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolios are not insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Banker's acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Money Market Portfolio may invest up to 25% of its assets in foreign obligations.

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and
the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by an U.S. Government agency or instrumentality.

Commercial Paper and Short-Term Corporate Debt Instruments. In addition to the Money Market Portfolio which will generally invest in these types of instruments, the S&P 500, the Extended Market, the International and Bond Portfolios may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Portfolios monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Portfolios also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Portfolios will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by a Portfolio, an issuer of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The investment adviser to the Portfolios will consider such an event in determining whether a Portfolio should continue to hold the obligation. To the extent a Portfolio continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Portfolios will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the Appendix to this SAI.

Repurchase Agreements. All of the Portfolios may enter into repurchase agreements. These are where the seller of a security to a Portfolio agrees to repurchase that security from the Portfolio at a mutually-agreed upon time and price. The period of maturity is usually short, often overnight or for a few days, although it may extend over a number of months. Each of the Portfolios may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the respective Portfolio, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Portfolios may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Portfolio's custodian has custody of, and holds in segregated accounts, securities acquired as collateral by each of the Portfolios under a repurchase agreement. Repurchase agreements are loans by the Portfolios. All repurchase transactions must be 100% collateralized.

The Portfolios limit their investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Portfolios' adviser monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

Floating - and Variable-Rate Obligations. Each Portfolio may purchase floating-rate and variable-rate obligations as described in the Prospectus. The Portfolios may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. The Portfolios may purchase floating- and variable-rate demand notes and bonds. These are obligations ordinarily having maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower.

Floating - and variable-rate instruments are subject to interest-rate risk and credit risk. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of day's notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known leading rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Such obligations are often secured by letters of credit or other credit support arrangements provided by banks. Since these obligations are direct lending arrangements between the lender and borrower, such instruments generally will not be traded. There generally is no established secondary market for these obligations, although they are redeemable at face value. Where these obligations are not secured by letters of credit or other credit support arrangements, a Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Portfolio may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. BGFA, on behalf of the Portfolios, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Portfolios' portfolio. No Portfolio will invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists

Loans of Portfolio Securities. The S&P 500, Extended Market, International and Bond Portfolios may lend securities from their portfolios to brokers, dealers and financial institutions in order to increase the return on their portfolios. The value of the loaned securities may not exceed one-third of a Portfolio's total assets. Loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. No Portfolio will enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The S&P 500, Extended Market, International and Bond Portfolios may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

The Money Market Portfolio may lend its securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of cash, U.S. Government securities or an irrevocable letter of credit which is marked to market daily to ensure that each loan is fully collateralized; (2) the Money Market Portfolio may at any time recall the loan and obtain the return of the securities loaned within five business days;
(3) the Money Market Portfolio will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Money Market Portfolio. The Money Market Portfolio may earn income in connection with securities loans either through the reinvestment of the cash collateral or the payment of fees by the borrower. The Money Market Portfolio does not currently intend to lend its portfolio securities.

In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio's investment adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Portfolio may receive as collateral will not become part of the Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Portfolio any accrued income on those securities, and the Portfolio may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

Investment Company Securities. The S&P 500, Extended Market, International and Bond Portfolios may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which such Portfolio invests. Under the 1940 Act, a Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of that Portfolio's net assets with respect to any one investment company and (iii) 10% of that Portfolio's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of investment advisory fees and certain other expenses. These Portfolios may also purchase shares of exchange-listed closed-end funds.

Illiquid Securities. To the extent that such investments are consistent with its respective investment objective, the S&P 500, Extended Market, International and Bond Portfolios may invest up to 15% of the value of their respective net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-and variable-rate demand obligations as to which that Portfolio cannot exercise a demand feature on not more than seven day's notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Foreign Securities. Since the International Portfolio invests only in the stocks of foreign issuers and since the stocks of some foreign issuers may be included in the S&P 500 Index and the Wilshire 4500 Index, the International Portfolio's will, and the S&P 500 Portfolio's and the Extended Market Portfolio's portfolio may, contain securities of such foreign issuers, as well as American Depositary Receipts and similar instruments, which will subject the International Portfolio and may subject the S&P 500 Portfolio and the Extended Market Portfolio to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the securities of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADDS (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. Stock Exchange, that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR.

Obligations  of  Foreign  Governments,  Banks  and  Corporations.  The S&P  500,
Extended Market, International and Bond Portfolios may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by their investment adviser to be of comparable quality to the other obligations in which these

Portfolios may invest. To the extent that such investments are consistent with its investment objective, each of the S&P 500, Extended Market, International, and Bond Portfolios may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of these Portfolios' assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Each of the S&P 500, Extended Market, International, and Bond Portfolios may also invest a portion of their total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

U.S. Government Obligations. The Portfolios other than the International Portfolio may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligation of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Unrated, Downgraded and Below Investment Grade Investments. The Portfolios may purchase instruments that are not rated if, in the opinion of their investment adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Portfolios. The Money Market Portfolio may purchase such instruments if they are purchased in accordance with the Money Market Portfolio's procedures in accordance with Rule 2a-7 of the 1940 Act. After purchase by a Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio provided that when a security ceases to be rated, the Board of Trustees for that Portfolio determines that such security presents minimal credit risks and provided further that, when a security is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board of Trustees finds that the sale of such security would not be in that Portfolio's best interests. In no event will such securities exceed 5% of any Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Portfolios will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

Because the Portfolios are not required to sell downgraded securities, the Portfolios could hold up to 5% of each of their net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Portfolio's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of a Portfolio to achieve its investment objective may, to the extent such Portfolio holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if that Portfolio held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, a Portfolio may incur additional expenses to seek recovery.

FUND POLICIES

Fundamental Investment Restrictions of the Funds

The following are the Funds' fundamental investment restrictions which cannot be changed without shareholder approval (i.e., the vote of a majority of the outstanding shares of the applicable Fund, as set forth in the Investment Company Act of 1940, as amended (the "1940 Act")

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, each of the Funds may not:

1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

2. With respect to 75% of its total assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer.

3. Issue senior securities, except as permitted under the 1940 Act.

4. Borrow money, except to the extent permitted under the 1940 Act, provided that (i) the Bond Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists); and (ii) the S&P 500 Index Fund, the Extended Market Index Fund and the International Index Fund may borrow up to 20% of the current value of their net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but with respect to the S&P 500 Index Fund only, investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, a Fund's entry into options, forward contracts, futures contracts, including those related to indexes, and options or futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by such Fund.

5. Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the disposition of portfolio securities.

6. Purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, provided, however, that (i) this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements thereto), or, for the Money Market Fund, obligations of domestic banks, to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations; and (ii) the S&P 500 Index Fund, the Extended Market Index Fund, the International Index Fund, and the Bond Index Fund will concentrate in obligations to the same degree that their respective Indexes concentrate in those obligations during the same period.

7. Purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

8. Invest in commodities. This restriction shall not prohibit the S&P 500 Index Fund, the Extended Market Index Fund, the International Index Fund and the Bond Index Fund, subject to restrictions described in the Prospectus and elsewhere in this SAI, from purchasing, selling or entering into futures contracts, options on futures contracts and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

9. Lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies: (a) invest in certain short-term or temporary debt obligations, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Funds ((c) is not permitted for the Money Market Fund).

Non-Fundamental Investment Restrictions of the Funds

         The following are the Funds'  non-fundamental  operating  restrictions,
         which  may  be  changed  by  the  Funds'  Board  of  Trustees   without
         shareholder approval.

1. The Funds may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company; (ii) 5% of such Fund's net assets with respect to any one investment company; and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees that would be in addition to those charged by the Fund.

2. Each Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties an that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. Each Fund may lend securities from its portfolio to brokers, dealers, financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.


PORTFOLIO POLICIES

The S&P 500, the Extended Market, the International and the Bond Portfolios:
Fundamental Investment Restrictions

The Master Portfolios are subject to the following fundamental investment restrictions which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of these Portfolios' outstanding voting securities. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Each of the S&P 500, the Extended Market, the International and the Bond Portfolios may not:

1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation. This limitation does not apply to foreign currency transactions, including without limitation, forward currency contracts.

2. Hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of each Portfolio's total assets.

3. Invest in commodities, except that each Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

4. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5. Borrow money, except to the extent permitted under the 1940 Act, provided that the Bond Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists), and except that the S&P 500 Portfolio, the Extended Market Portfolio, and the International Portfolio may borrow up to 20% of the current value of their net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of their net assets (but with respect to the S&P 500 Portfolio only, investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, a Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by such Portfolio.

6. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each of the S&P 500 Portfolio, the Extended Market Portfolio, the International Portfolio and the Bond Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Portfolios' Board of Trustees.

7. Act as an underwriter of securities of other issuers, except to the extent that the Portfolio may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

8. Invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries, except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities;
         (ii) in the case of the S&P 500 Portfolio, the Extended Market Portfolio and the International Portfolio, any industry in which the S&P 500 Index, the Wilshire 4500 Index, or the EAFE Index, respectively, becomes concentrated to the same degree during the same period, the relevant Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investment is sufficiently large that 25% or more of its total assets would be invested in a single industry; and (iii) in the case of the Bond Portfolio, any industry in which the LB Bond Index becomes concentrated to the same degree during the same period.

9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in such Portfolio's Fundamental Investment Restrictions Nos. 3 and 5 may be deemed to give rise to a senior security.

10. With respect to each Portfolio other than the Extended Market and International Portfolios, purchase securities on margin, but each Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

The S&P 500, Extended Market, International, and Bond Portfolios:
Non-Fundamental Investment Restrictions

The S&P 500 Extended Market, International and Bond Portfolios are subject to the following non-fundamental operating policies which may be changed by the Board of Trustees of these Portfolios without the approval of the holders of such Portfolio's outstanding securities.

1. The Portfolios may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company; (ii) 5% of such Portfolio's net assets with respect to any one investment company; and (iii) 10% of such Portfolio's net assets in the aggregate. Other investment companies in which the Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees that would be in additions to those charged by the Portfolio.

2. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties an that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. Each Portfolio may lend securities from its portfolio to brokers, dealers, financial institutions, in amounts not to exceed (in the aggregate) one-third of a Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year.

Money Market Portfolio: Fundamental Investment Restrictions

The Money Market Portfolio may not:

1. Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Money Market Portfolio's investments in that industry would be 25% or more of the current value of the Money Market Portfolio's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) obligations of domestic banks, to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations.

2. Purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

3. Purchase commodities or commodity contracts (including futures contracts), except that the Money Market Portfolio may purchase securities of an issuer which invests or deals in commodities or commodity contracts.

4. Purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

5. Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

6. Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Money Market Portfolio's investment program may be deemed to be an underwriting.

7.       Make investments for the purpose of exercising control or management.

8. Borrow money or issue senior securities as defined in the 1940 Act, except that the Money Market Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings in excess of 5% of its net assets exists).

9. Write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Money Market Portfolio may purchase securities with put rights in order to maintain liquidity.

10. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Money Market Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Money Market Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer.

11. Make loans, except that the Money Market Portfolio may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

Money Market Portfolio: Non-Fundamental Investment Restrictions. The Money Market Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

As a matter of non-fundamental policy:

1. The Money Market Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Money Market Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Money Market Portfolio's net assets with respect to any one investment company; and (iii) 10% of the Money Market Portfolio's net assets in the aggregate. Other investment companies in which the Money Market Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Money Market Portfolio.

2. The Money Market Portfolio may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

3. The Money Market Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Money Market Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Money Market Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

TRUSTEES AND OFFICERS

The Trust's Board of Trustees is responsible for the overall management of the Funds, including general supervision and review of its investment activities and its conformity with Delaware Law and the stated policies of the Funds. The Board of Trustees elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Funds, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):



Name, Address, and Age                                   Position(s) Held with              Principal Occupation(s)
                                                         the Fund                           During the Past 5 Years
David M. Leahy                                           Chairman of the Board,             Partner, Sullivan &
Sullivan & Worcester LLP                                 President                          Worcester LLP (law firm)
1025 Connecticut Avenue, N.W.
Washington, D.C.  20036

[Other information to be supplied by
amendment]






The Trust pays each non-affiliated Trustee a quarterly fee of $___ per Board meeting for the Funds. In addition, the Trust reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides an estimate of each Trustee's compensation for the current fiscal year:

Estimated Compensation Table

    Name of Person,        Aggregate Compensation     Total Compensation From
       Position               from the Funds        Funds and Trust Expected to
                                                       be Paid to Trustees (1)

                                   [To be supplied by amendment]


         It is currently expected that no Trustee will receive any benefits upon retirement. Accordingly, no pension or retirement benefits have accrued as part of the Funds' expenses.

(1) This amount represents the estimated aggregate amount of compensation paid to each non-affiliated Trustee for service on the Board of Trustees for the fiscal year ending December 31, 2000.

Control Persons and Principal Holders of Securities

A shareholder that owns 25% or more of any Funds' voting securities is in control of that Fund on matters submitted to a vote of shareholders. To satisfy regulatory requirements, as of February __, 2000, whatifi Asset Management, Inc., the Funds' investment adviser, owned 100% of each Fund's outstanding shares. There are no other shareholders holding 25% or more of any Fund's outstanding shares.

INVESTMENT MANAGEMENT

Investment Advisers. Under an investment advisory agreement with the Trust, whatifi Asset Management, Inc. (the "Adviser") provides investment advisory services to the Funds. The Adviser is a wholly owned subsidiary of whatifi.com Corporation, a Delaware corporation. The Adviser is located at 790 Eddy Street, San Francisco, California 94109.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of each of the Funds, the Investment Adviser provides the Funds with investment guidance, policy direction and monitoring of each of the Portfolios. The Adviser may in the future manage cash and money market instruments for cash flow purposes. The Adviser also provides or arranges for administration, transfer agency, custody and all other services necessary for the Funds to operate. The Adviser has not previously managed a mutual fund. For its services, the S&P 500 Index Fund pays the Adviser an investment advisory fee at an annual rate equal to ____% of its average daily net assets; the Extended Market Index Fund pays the Adviser an investment advisory fee at an annual rate equal to __% of its average daily net assets; the International Index Fund pays the Adviser an investment advisory fee at an annual rate equal to __% of its average daily net assets; the Bond Index Fund pays the Adviser an investment advisory fee at an annual rate equal to ____% of its average daily net assets and the Money Market Fund pays the Adviser an investment advisory fee at an annual rate equal to __% of its average daily net assets.

The Portfolios' Investment Adviser. Each Portfolio's investment advisor is Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided assets management, administration and advisory services for over 25 years. As of November 30, 1999, BGFA and its affiliates provided investment advisory services for over $684 billion of assets. Barclays Bank PLC has been involved in banking in the United Kingdom for over 300 years. Pursuant to an Investment Advisory Contract dated January 1, 1996 (the "Advisory Contract") with the Portfolios, BGFA provides investment guidance and policy direction in connection with the management of the Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Portfolio's Board of Trustees periodic reports on the investment strategy and performance of the Portfolios. BGFA receives fees from the S&P 500 Portfolio, the Extended Index Portfolio, the International Index Portfolio, the Bond Portfolio and the Money Market Portfolio at an annual rate equal to 0.05%, 0.08%, 0.15%, 0.08% and 0.10%, respectively, of the Portfolio's average daily net assets. This investment advisory fee is an expense of each Portfolio borne proportionately by its interest holders, including each of the respective Funds.

The Advisory Contract for the Portfolios provides that if, in any fiscal year, the total expenses of the S&P 500, the Extended Market, the International or Bond Portfolio (excluding taxes, interest, brokerage commissions and extraordinary expenses but including the fees provided for in the Advisory Contract) exceed the most restrictive expense limitation applicable to a Portfolio imposed by the securities laws or regulations of the states having jurisdiction over that Portfolio, BGFA shall waive its fees under the Advisory Contract for the fiscal year to the extent of the excess or reimburse the excess of such Portfolio, but only to the extent of its fees.

BGFA has agreed to provide to each Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of each Portfolio's investment portfolio. The Advisory Contract will continue in effect for more than two years for each Portfolio provided the continuance is approved annually
(i) by the holders of a majority of the applicable Portfolio's outstanding voting securities or by the applicable Portfolio's Board of Trustees and (ii) by a majority of the Trustees of the applicable Portfolio who are not parties to the Advisory Contract or affiliated of any such party. The Advisory Contract may be terminated on 60 day's written notice by either party and will terminate automatically if assigned.

Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by a Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

SERVICE PROVIDERS

Administrator of the Funds. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02111, serves as the Funds' administrator. As the Funds' administrator, IBT provides administrative services directly or through sub-contracting, including: (i) general supervision of the operation of the Funds, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and (iii) periodic reviews of management reports and financial reporting. IBT also furnishes office space and certain facilities required for conducting the business of the Funds. The Adviser pays IBT for all administrative services provided to the Funds.

Administrator of the Portfolios. Stephens, Inc. ("Stephens"), and Barclays Global Investors, N.A. ("BGI") serve as co-administrators on behalf of the Portfolios. Under the Co-Administration Agreement between Stephens, BGI and the Portfolios, Stephens and BGI provide as administrative services, among other things: (i) general supervision of the operation of the Portfolios, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Portfolios; and
(iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Portfolios' officers and Board of Trustees. Stephens also furnishes office space and certain facilities required for conducting the business of the Portfolios together with those ordinary clerical and bookkeeping services that are not furnished by BGFA. Stephens also pays the compensation of the Portfolios' Trustees, officers and employees who are affiliated with Stephens. Furthermore, except as provided in the advisory contract, Stephens and BGI bear substantially all costs of the Portfolios and the Portfolios' operations. However, Stephens and BGI are not required to bear any cost or expense which a majority of the non-affiliated Trustees of the Portfolios deem to be an extraordinary expense.

Custodian and Fund Accounting Services Agent. IBT also serves as custodian of the assets of the Funds and the Portfolios. Accordingly, IBT has custody of all securities and cash of the Funds and the Portfolios, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Funds and the Portfolios. The custodian has no responsibility for any of the investment policies or decisions of the Funds and the Portfolios. IBT also acts as the Funds' Accounting Services Agent. The Adviser pays IBT for all custodial services provided to the Funds.

Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent. BISYS acts as transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. BISYS is located at ____ Stelzer Road, Columbus, Ohio _____. Under its agreement with the Funds, as shareholder servicing agent, BISYS provides personal services to the Funds' shareholders and maintains the Funds' shareholder accounts. Such services include, (i) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Funds' shares may be effected, and certain other matters pertaining to the Funds; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; (iv) transmitting shareholder's purchase and redemption orders to the Funds' transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares of the Fund; (vi) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Fund of the gross amount of purchase and redemption orders for the Funds' shares; (viii) provide certain printing and mailing services, such as printing and mailing of shareholder account statements, checks, and tax forms; and (ix) providing such other related services as a Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

Independent Auditors. KPMG LLP, 99 High Street, Boston, Massachusetts, 02110, acts as independent auditors for the Fund.

Legal Counsel. Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, DC 20036, acts as legal counsel for the Trust and its Independent Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

The Portfolios have no obligation to deal with any dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Portfolios' Board of Trustees, BGFA as adviser to the Portfolios, is responsible for the Portfolios' investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Portfolios to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Portfolios may be combined with those of other accounts that BGFA manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for a Portfolio and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Portfolios such as Stephens, BGFA and their affiliates are prohibited from dealing with the Portfolios as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the S&P 500 Portfolio, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Portfolio's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or BGI. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Portfolios, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Portfolios. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Portfolio's Board of Trustees.

Certain of the brokers or dealers with whom the Portfolios may transact business offer commission rebates to the Portfolios. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Funds are diversified series of whatifi Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on December 15, 1999. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

The Trust does not expect to hold annual meetings of shareholders unless required to do so by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of a Fund represents an equal proportional interest in that Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

SHAREHOLDER INFORMATION

Shares are sold through and distributed by BISYS.

Pricing of Fund Shares. The net asset value of the S&P 500 Index Fund, the Extended Market Index Fund, the International Index Fund and the Bond Index Fund is determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE. The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable-and floating-rate instruments subject to demand features. Pursuant to the Rule, the Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Money Market Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Money Market Fund's net asset value calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

Internet Redemption Privileges. The Trust employs reasonable procedures to confirm that instructions communicated by the Internet are genuine. The Trust and the Funds may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

TAXATION

The following discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their own circumstances. This discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities. These are all subject to change and such change may be retroactive. Prospective investors should consult their own tax advisors regarding a the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Funds. The Funds intend to be taxed as regulated investment companies under Subchapter M of the Code. As such, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Any amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. The alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund immediately prior to a distribution. The price of shares purchased at such time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding. Each Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's situation.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. A Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on such contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Since few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, a Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain

(but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

MASTER PORTFOLIO ORGANIZATION

The Portfolios are series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Accordingly, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

The interests in the Portfolios have substantially identical voting and other rights as those rights enumerated above for shares of the Funds. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the one of the Funds is requested to vote on a matter with respect to the Portfolio in which it invests, such Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

In a situation where a Fund does not receive instructions from certain of its shareholders on how to vote the corresponding shares of the applicable Portfolio, such Fund will vote such shares in the same proportion as the shares for which the Fund receives voting instructions.

Master/Feeder Structure. Each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Master Portfolio of MIP. The Funds and other entities investing in a Master Portfolio are each liable for all obligations of such Master Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Trust's Board of Trustees believes that neither a Fund nor its shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board of Trustees believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

A Fund may withdraw its investment in a Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of such Fund and its shareholders. Upon any such withdrawal, the Trust's Board of Trustees would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interest holder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the corresponding Fund may elect to change its investment objective or policies to correspond to those of the Master Portfolio. A Fund also may elect to redeem its interests in the corresponding Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its investment objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Funds will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

PERFORMANCE INFORMATION

The S&P 500 Index Fund, the Extended Market Index Fund, the International Index Fund and the Bond Index Fund may advertise a variety of types of performance information as more fully described below. All of the Funds' performance is historical and past performance does not guarantee the future performance of the Funds. From time to time, the Adviser may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Funds. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Funds' performance.

Average Annual Total Return. The Index Funds' average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for these Funds for a specific period is calculated as follows:

        P(1+T)(To the power of n) = ERV

Where:

        P = a hypothetical initial payment of $10,000

        T = average annual total return

        N = number of years

        ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by these Funds have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charged to all shareholder accounts are included.

Total Return. Calculation of each of the Index Funds' total return is subject to a standard formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in these Funds' shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by these Funds have been reinvested at net asset value of the Funds on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for each of the Index Funds will be computed, according to a standard formula by dividing the total amount of actual distributions per share paid by the applicable Fund over a twelve month period by that Fund's net asset value on the last day of the period. The distribution rate differs from these Funds' yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Accordingly, these Funds' distribution rate may be substantially different than its yield. Both the Funds' yield and distribution rates will fluctuate.

Yield. The yield for the Funds, including the Money Market Fund, fluctuates from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is generally a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the particular Fund. The yield will be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

     YIELD = 2[(a-b+1)(To the power of 6)-1], cd

where:

     a = dividends and interest earned during the period;

     b = expenses accrued for the period (net of reimbursements);

     c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

     d  = the maximum offering price per share on the last day of the period.

The net investment income of the Index Funds include actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Index Funds' net investment income.

Current yield for the Money Market Fund is calculated based on the net changes, exclusive of capital changes, over a seven day and/or thirty day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield for the Money Market Fund is calculated by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the same to a power equal to 365 divided by seven, and subtracting one from the result.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare a Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of a Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, a Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper is a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, and may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. A Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. A Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. A Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about the Funds, especially those with similar objectives. Sources for fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Funds may compare their performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Portfolio Characteristics. In order to present a more complete picture of a Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare a fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

     Standard deviation = the square root of S(xi - xm)2
                           n-1

Where:  S = "the sum of",


     xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss a Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Funds may be used in advertisements and sales materials. Such factors that may impact the Funds include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

Master Portfolio Performance. The Funds intend to disclose historical performance of the Portfolios, including the average annual and cumulative returns restated to reflect the expense ratio of the Funds. This information will be included by amendment. Although the investments of the Portfolios will be reflected in the Funds, the Funds are distinct mutual funds and have different fees, expenses and returns than the Portfolios. Historical performance of substantially similar mutual funds is not indicative of future performance of the Funds. The Portfolios' performance will be supplied by the Portfolios.

FINANCIAL STATEMENTS

The statements of assets and liabilities of the Funds as of February __, 2000, and related notes to the statements of assets and liabilities, and the independent auditors' report will be filed by amendment.

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

   o  liquidity ratios are adequate to meet cash requirements;

   o  long-term senior debt is rated "A" or better;

   o the issuer has access to at least two additional channels of borrowing;

   o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

   o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and


   o  the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

   o  evaluation of the management of the issuer;

   o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be o inherent in certain areas;

   o evaluation of the issuer's products in relation to competition and customer acceptance; liquidity;

   o  amount and quality of long-term debt;

   o  trend of earnings over a period of ten years;

   o financial strength of parent company and the relationships which exist with the issuer; and

   o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

   o Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

   o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

   o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

   o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

The rating C1 is reserved for income bonds on which no interest is being paid.

Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

   o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

   o Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

   o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

   o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                                                      PART C:
                                                 OTHER INFORMATION

Item 23. Exhibits

(a)      Form of Trust Instrument

(b)      By-laws

(c) Instruments Defining Rights of Security Holders: (To be filed by amendment)

(d) Form of Investment Advisory Agreement between whatifi Asset Management, Inc. and the Registrant

(e) Form of Underwriting Agreement between BISYS and the Registrant: (To be filed by amendment)

(f)      Bonus or Profit Sharing Contracts: Not applicable

(g) Form of Custodian Agreement between whatifi Asset Management, Inc., Investors Bank & Trust Company, and the Registrant

(h)      Other Material Contracts:

         (i) Form of Administration Agreement between whatifi Asset Management, Inc., Investors Bank & Trust, and the Registrant
         (ii)     Form  of  Transfer  Agent,   Dividend   Disbursing  Agent  and
                  Shareholder  Servicing  Agent  Agreement  among  whatifi Asset
                  Management, Inc., BISYS and Registrant (To be filed by amendment)
         (iii) Form of whatifi Funds Electronic Delivery Consent Agreement (To be filed by amendment)
         (iv) Form of Third Party Feeder Fund Agreement among whatifi Asset Management, Inc., Master Investment Portfolio, and the Registrant
         (v)      Form of Consent to Use of Name
         (vi)     Consent to Service as a Trustee

(i)      Opinion and Consent of Counsel (To be filed by amendment)

(j)      Consent of Independent Auditors (To be filed by amendment)

(k)      Omitted Financial Statements: Not applicable

(l) Form of Subscription Agreement between whatifi Asset Management, Inc. and the Registrant

(m)      Rule 12b-1 Plan: Not applicable

(n)      Financial Data Schedules: Not applicable

(o)      Rule 18f-3 Plan: Not applicable


Item 24. Persons Controlled by or Under Common Control With Registrant

         No person is controlled by or under common control with the Registrant.


Item 25. Indemnification

         Reference is made to Article VII of the Registrant's Trust Instrument.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser

     whatifi Asset Management, Inc. (the "Adviser") is a Delaware corporation that offers investment advisory services. The Investment Adviser's offices are located at 790 Eddy Street, San Francisco, California 94109. The directors and officers of the Adviser and their business and other connections are as follows:


Directors and Officers of        Title/Status with Investment        Other
Investment Adviser               Adviser                             Business
Monica Chandra                   To be supplied by amendment         Connections


Item 27. Principal Underwriters

     Shares of the Funds are distributed by BISYS.

Item 28. Location of Accounts and Records

   The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of whatifi Asset Management, Inc., 790 Eddy Street, San Francisco, California 94109, and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, 02111.

Item 29. Management Services

         Not applicable

Item 30. Undertakings:

         Not applicable

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in Washington, the District of Columbia on the 22nd day of December, 1999

                                             whatifi Funds
                                             (Registrant)

                                             By:  /s/ David M. Leahy
                                             -----------------------------
                                             Name: David M. Leahy
                                             Title:  President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                      Title                                Date


/s/David M. Leahy              Chairman of the Board of
---------------------------    Trustees and President          December 22, 1999
David M. Leahy



/s/David M. Leahy
---------------------------        Treasurer and               December 22, 1999
David M. Leahy                 Chief Financial Officer

                                                   EXHIBIT LIST

Exhibit No.       Exhibit Name

23(a)(iii)        Trust Instrument

23(d)(i)          Form of Investment Advisory Agreement

23(g)             Form of Custodian Agreement

23(h)(i)          Form of Administration Agreement

23(h)(ii)         Form of Transfer Agency Agreement (To be filed by amendment)

23(h)(iii)        Form of whatifi Funds Electronic Delivery Consent Agreement
                  (To be filed by amendment)

23(h)(iv)         Form of Third Party Feeder Fund Agreement

23(i)             Opinion and Consent of Counsel (To be filed by amendment)

23(j)(i)          Consent of Independent Auditors (To be filed by amendment)

23(l)             Form of Subscription Agreement